Investment Edge® 21.0

Equitable Financial Life Insurance Company

Issued through: Separate Account No. 70

Contract Classes: Investment Edge®, Investment Edge® Select and Investment Edge® ADV

Summary Prospectus for Existing Investors

May 1, 2021

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH161810. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Investment Edge® 21.0 are variable and index-linked flexible premium deferred annuity contracts. This Summary Prospectus only describes Investment Edge®, Investment Edge® Select and Investment Edge® ADV. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated January 25, 2021. This may not reflect all of the changes that have occurred since you entered into your contract.

INVESTMENT OPTIONS

Variable Investment Option Name Changes

Old Name	New Name
EQ/BlackRock Basic Value Equity	EQ/Value Equity

OTHER

Exchange Program no longer available. The exchange program under which certain existing variable annuity contracts issued by the Company could be exchanged for an Investment Edge® Select contract is no longer available.

Important Information You Should Consider About The Contract

FEES AND EXPENSES
Charges for Early Withdrawals

Each series of the contract provides for different withdrawal charge periods and percentages.

Investment Edge® — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from an Investment Edge® contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

Investment Edge® Select — No withdrawal charge.

Investment Edge® ADV — No withdrawal charge.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges

In addition to surrender charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. For Investment Edge® ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the contract value or other assets of the owner; if such fees were reflected the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series)(1)	0.25%	1.25%
Investment options (Portfolio fees and expenses)(2)	0.58%	3.01%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.30%	0.50%

(1) Expressed as an annual percent of daily net assets in the variable investment options and as a percentage of the rate of return for Segments in the SIO.

(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2020 and could change from year to year.

(3) Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $845	Highest Annual Cost $3,529

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract series and Portfolio fees and expenses

•   No sales charges or advisory fees

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of contract series (Investment Edge® Select), optional benefits (Return of Premium death benefit) and Portfolio fees and expenses

•   No sales charges or advisory fees

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract” in the Prospectus, as well as, “Risks factors” and “Structured Investment Option” in “Description of the Structured Investment Option” in the SIO prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, combining any two or more investment options and transferring account value from any investment option to another investment option.

For more information see “About Separate Account No. 70” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolios of the Trusts” in “Purchasing the contract” in the Prospectus. See also the SIO prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Return of Premium Death Benefit or Income Edge payment program (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

If you elect the Return of Premium death benefit you generally can not make additional contributions to your contract once you reach age 76.

Withdrawals, including withdrawals to pay advisory fees, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

If you purchase an Investment Edge® ADV contract and you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit, the Return of Premium death benefit, and payments under the Income Edge payment program, and may also be subject to federal and state income taxes and a 10% federal penalty tax. See “Fee based programs” in “Purchasing the contract” in the Prospectus.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH161810. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable			Average Annual Total Returns (as of 12/31/2020)
		Current Expenses		1 year	5 year	10 year
Speciality	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); Palisade Capital Management, L.L.C.	1.15%	^	39.08%	18.19%	15.22%
Asset Allocation	1290 VT DoubleLine Dynamic Allocation — EIMG; DoubleLine Capital LP	1.20%	^	13.10%	8.61%	8.80%
Fixed Income	1290 VT Doubleline Dynamic Opportunistic Bond — EIMG; DoubleLine Capital LP	0.95%	^	4.26%	3.76%	4.01%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC	0.95%	^	-4.52%	1.55%	6.50%
Speciality	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.30%	^	-1.33%	0.66%	3.12%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.07%		9.51%	4.48%	10.29%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers, Inc.; Post Advisory Group, LLC	1.05%	^	6.48%	5.55%	6.93%
Equity	1290 VT Low Volatility Global Equity — EIMG	0.91%	^	-1.33%	4.51%	7.99%
Equity	1290 VT Micro Cap — EIMG; BlackRock Investment Management, LLC; Lord, Abbett & Co. LLC	1.15%	^	50.22%	22.77%	20.81%
Speciality	1290 VT Multi-Alternative Strategies — EIMG	1.65%	^	4.54%	2.61%	—
Equity	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	-15.65%	-6.96%	3.17%
Speciality	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	-8.98%	1.57%	3.86%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC; Horizon Kinetics Asset Management LLC	1.15%	^	-1.51%	3.15%	8.99%
Equity	1290 VT SmartBeta Equity — EIMG; AXA Rosenberg Investment Management, LLC	1.10%	^	10.95%	9.78%	11.26%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.93%		20.01%	14.33%	14.62%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.11%	^	4.43%	4.43%	5.93%
Fixed Income	EQ/AB Short Duration Government Bond — EIMG; AllianceBernstein L.P.	0.80%		0.94%	1.56%	1.01%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		36.05%	17.01%	17.21%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		15.41%	9.45%	11.17%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%		12.29%	7.33%	9.44%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	1.32%	—	—
Equity	EQ/Clearbridge Large Cap Growth — EIMG; ClearBridge Investments, LLC	1.00%	^	30.85%	19.85%	16.87%
Equity	EQ/Clearbridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC; ClearBridge Investments, LLC	1.06%	^	36.15%	17.81%	16.14%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.68%	^	19.76%	13.68%	14.61%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.35%	4.90%	4.51%
Fixed Income	EQ/Core Bond Index — EIMG; SSgA Funds Management, Inc.	0.65%	^	6.09%	4.17%	3.06%

TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable			Average Annual Total Returns (as of 12/31/2020)
		Current Expenses		1 year	5 year	10 year
Equity	EQ/Emerging Markets Equity Plus — EIMG; AllianceBernstein L.P.; EARNEST Partners, LLC	1.29%	^	14.10%	4.53%	10.91%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.55%	^	17.76%	13.53%	14.52%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	26.32%	—	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	16.19%	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSgA Funds Management, Inc.	0.65%	^	4.34%	3.08%	2.00%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.79%	^	3.89%	2.47%	6.26%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.15%	^	27.01%	12.95%	14.35%
Speciality	EQ/Invesco Global Real Assets(1) — EIMG; Invesco Advisers, Inc.; Invesco Asset Management Ltd.	1.20%	^	-12.22%	—	—
Equity	EQ/Invesco International Growth — EIMG; Invesco Advisers, Inc.	1.15%	^	13.61%	—	—
Equity	EQ/Janus Enterprise — EIMG; Janus Capital Management LLC	1.05%	^	18.81%	16.77%	14.27%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.98%		11.09%	6.23%	11.39%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		37.36%	22.03%	20.08%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.75%		2.23%	5.39%	9.02%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	-1.56%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	30.86%	18.60%	19.11%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	15.41%	10.01%	12.38%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	20.03%	—	—
Speciality	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.13%		46.83%	—	—
Speciality	EQ/MFS Utilities — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	5.55%	—	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.72%		12.84%	7.71%	11.59%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		11.27%	6.98%	7.45%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		14.13%	8.47%	9.48%
Money Market	EQ/Money Market(2) — EIMG; BNY Mellon Investment Adviser, Inc.	0.71%		0.20%	1.00%	0.68%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	0.98%	^	10.33%	5.59%	5.97%
Fixed Income	EQ/PIMCO Total Return — EIMG; Pacific Investment Management Company LLC	0.75%	^	8.58%	—	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	1.17%	1.56%	1.70%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		19.73%	9.95%	12.81%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00%	^	36.57%	20.77%	18.94%
Speciality	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	26.91%	—	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		2.81%	5.30%	8.29%
Speciality	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	-37.39%	—	—
Speciality	Multimanager Technology — EIMG; AllianceBernstein L.P.; Allianz Global Investors U.S. LLC; Wellington Management Company, LLP	1.25%	^	53.26%	29.30%	26.79%
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in “Purchasing the Contract” for more information regarding volatility management.

Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified In the chart. See “Portfolios of the Trusts” in “Purchasing the Contract” for more information regarding volatility management.

^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is EQ/Invesco Global Real Estate which may continue to be used in certain documents for a period of time after the date of this Prospectus.

(2)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable			Average Annual Total Returns (as of 12/31/2020)
		Current Expenses		1 year	5 year	10 year
Equity	AB VPS Global Thematic Growth Portfolio — AllianceBernstein L.P.	1.20%	^	39.08%	17.03%	9.67%
Equity	AB VPS Growth and Income Portfolio — AllianceBernstein L.P.	0.87%	^	2.47%	9.46%	11.29%
Equity	AB VPS Small/Mid Cap Value Portfolio — AllianceBernstein L.P.	1.08%		3.05%	8.07%	8.48%
Fixed Income	American Century VP Inflation Protection Fund — American Century Investment Management, Inc.	0.72%		9.55%	4.64%	3.33%
Asset Allocation	American Funds Insurance Series® Asset Allocation Fund — Capital Research and Management Company	0.80%		12.16%	10.31%	9.68%
Equity	American Funds Insurance Series® Global Growth Fund — Capital Research and Management Company	1.06%		30.17%	15.96%	12.62%
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	0.80%		13.25%	13.65%	12.47%
Equity	American Funds Insurance Series® Growth-Income Fund — Capital Research and Management Company	1.24%		29.39%	14.15%	9.17%
Equity	American Funds Insurance Series® International Growth and Income Fund — Capital Research and Management Company	1.18%		5.73%	7.67%	5.20%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.09%	^	23.29%	13.05%	6.28%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC	1.01%	^	20.79%	9.17%	6.61%
Equity	Clearbridge Variable Aggressive Growth Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.05%		17.73%	9.47%	12.69%
Equity	Clearbridge Variable Dividend Strategy Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.01%		7.50%	12.89%	11.87%
Equity	Delaware VIP® Emerging Market Series — Delaware Management Company	1.53%	^	24.69%	15.33%	4.82%
Speciality	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.20%		2.00%	4.22%	3.42%
Fixed Income	Federated Hermes High Income Bond Fund II — Federated Investment Management Company	1.06%	^	5.46%	7.24%	6.11%
Equity	Federated Hermes Kaufmann Fund II — Federated Equity Management Company of Pennsylvania; Federated Global Investment Management Corporation	1.75%		28.48%	18.65%	14.47%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management & Research Company (FMR)	0.87%		17.87%	10.79%	9.22%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management & Research Company (FMR)	0.92%		7.25%	6.02%	4.58%
Asset Allocation	First Trust Multi-Income Allocation Portfolio — First Trust Advisors L.P.	1.10%	^	2.49%	5.72%	—
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio — First Trust Advisors L.P.	1.20%	^	7.81%	9.44%	—
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	11.74%	8.93%	7.59%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%	^	0.69%	6.94%	5.98%
Asset Allocation	Franklin Mutual Shares VIP Fund — Franklin Mutual Advisers, LLC	0.98%		-5.04%	5.88%	6.99%
Asset Allocation	Invesco V.I. Balanced-Risk Allocation Fund — Invesco Advisers, Inc.	1.05%	^	9.99%	7.62%	6.12%
Speciality	Invesco V.I. Health Care Fund — Invesco Advisers, Inc.	1.23%		14.20%	9.16%	12.81%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.19%	^	2.90%	5.71%	4.99%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.21%		26.87%	11.55%	9.87%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Capital Management LLC	0.87%		14.03%	11.53%	9.95%
Fixed Income	Janus Henderson Flexible Bond Portfolio — Janus Capital Management LLC	0.82%	^	10.25%	4.67%	4.19%
Equity	Janus Henderson U.S. Low Volatility Portfolio — Janus Capital Management LLC; Intech Investment Management LLC	0.83%		3.51%	9.88%	—
Asset Allocation	JPMorgan Insurance Trust Global Allocation Portfolio — J.P. Morgan Investment Management Inc.	1.17%	^	15.40%	9.28%	—
Asset Allocation	JPMorgan Insurance Trust Income Builder Portfolio — J.P. Morgan Investment Management Inc.	0.90%	^	5.21%	6.28%	—
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co., LLC	0.91%		7.30%	7.41%	6.44%

TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable			Average Annual Total Returns (as of 12/31/2020)
		Current Expenses		1 year	5 year	10 year
Fixed Income	LVIP Delaware Diversified Income Fund(1) — Lincoln Investment Advisors Corporation; Delaware Investment Fund Advisers	0.84%	^	10.69%	5.22%	4.10%
Fixed Income	LVIP Delaware Limited-Term Diversified Income Fund(2) — Lincoln Investment Advisors Corporation; Delaware Investment Fund Advisers	0.83%	^	4.12%	2.51%	1.83%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company	1.04%	^	13.60%	13.38%	12.22%
Equity	MFS® Research Series — Massachusetts Financial Services Company	1.04%	^	16.31%	14.45%	12.27%
Equity	MFS® Value Series — Massachusetts Financial Services Company	0.96%	^	3.22%	9.86%	10.57%
Speciality	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	1.34%	^	1.23%	2.54%	-5.49%
Speciality	PIMCO Emerging Markets Bond Portfolio — Pacific Investment Management Company LLC	1.20%		6.60%	7.64%	5.22%
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) — Pacific Investment Management Company LLC	0.93%		10.12%	4.82%	2.72%
Asset Allocation	PIMCO Global Managed Asset Allocation Portfolio — Pacific Investment Management Company LLC	1.24%	^	16.71%	8.83%	4.59%
Fixed Income	PIMCO Income Portfolio — Pacific Investment Management Company LLC	0.94%		6.41%	—	—
Fixed Income	Putnam VT Diversified Income Fund — Putnam Investment Management, LLC; Putnam Investments Limited	1.05%		-0.90%	4.27%	3.46%
Asset Allocation	Putnam VT Global Asset Allocation Fund — Putnam Investment Management, LLC; Putnam Investments Limited; The Putnam Advisory Company, LLC	1.12%		12.31%	8.47%	8.38%
Equity	Putnam VT Research Fund — Putnam Investment Management, LLC; Putnam Investments Limited; The Putnam Advisory Company, LLC	1.07%	^	19.92%	15.62%	13.70%
Equity	T. Rowe Price Equity Income Portfolio II — T. Rowe Price Associates, Inc.	0.99%	^	0.96%	9.59%	8.94%
Speciality	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.74%	^	-5.28%	0.66%	1.56%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is Delaware VIP® Diversified Income Series which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the variable investment option’s new name. The variable investment option’s former name is Delaware VIP® Limited-Term Diversified Income Series which may continue to be used in certain documents for a period of time after the date of this prospectus.

Investment Edge® 21.0

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Investment Edge® 21.0, the Company and Separate Account No. 70. The Prospectus and SAI each dated May 1, 2021 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH161810.

Class/Contract Identifier: C000223169

Investment Edge® Series is issued by and is a registered service mark of Equitable Financial Life Insurance Company (Equitable).

Co-distributed by affiliates Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) and Equitable Distributors, LLC.,

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company, 1290 Avenue of the Americas, New York, NY 10104 (212) 554-1234

(#135531)